As filed with the Securities and Exchange Commission on September 15, 2004

Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

(Check appropriate box or boxes)

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No.        ☐

MCG CAPITAL CORPORATION

(Exact name of Registrant as specified in charter)

1100 Wilson Boulevard, Suite 3000

Arlington, VA 22209

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (703) 247-7500

Bryan J. Mitchell

Chief Executive Officer

MCG Capital Corporation

1100 Wilson Boulevard

Suite 3000

Arlington, VA 22209

(Name and address of agent for service)

COPIES TO

Steven B. Boehm

Cynthia M. Krus

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the Registration Statement becomes effective.

If any of the securities being registered on this Form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	When declared effective pursuant to Section 8(c) of the Securities Act of 1933.

☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-113236

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Each Class of Securities to be Registered	Amount To Be Registered (1)	Proposed Maximum Offering Price Per Share (2)	Proposed Maximum Aggregate Offering Price (2)	Amount of Registration Fee
Common Stock, $0.01 par value per share	301,259	$17.62	$5,308,184	$673

(1)	All of which may be purchased pursuant to an over-allotment option of 301,259 shares granted by the Registrant to certain underwriters.
(2)	Based upon the public offering price.

Incorporation Of Certain Information By Reference

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933 by MCG Capital Corporation with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-113236), including the exhibits thereto, filed on March 3, 2004, as amended, which was declared effective on April 8, 2004 (the “Prior Registration Statement”) and includes the registration statement facing page, the signature pages, an exhibit index, a legal opinion, an accountant’s consent and the other documents listed on the exhibit index.

Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Arlington, Commonwealth of Virginia, on September 15, 2004.

MCG CAPITAL CORPORATION

By:	/s/ BRYAN J. MITCHELL
Bryan J. Mitchell Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ BRYAN J. MITCHELL Bryan J. Mitchell	Director and Chief Executive Officer (Principal Executive Officer)	September 15, 2004

/s/ STEVEN F. TUNNEY Steven F. Tunney	Director, President, and Chief Operating Officer	September 15, 2004

/s/ MICHAEL R. MCDONNELL Michael R. McDonnell	Chief Financial Officer (Principal Financial Officer)	September 15, 2004

/s/ JOHN C. WELLONS John C. Wellons	Chief Accounting Officer (Principal Accounting Officer)	September 15, 2004

/s/ WALLACE B. MILLNER, III Wallace B. Millner, III	Chairman of the Board of Directors	September 15, 2004

/s/ NORMAN W. ALPERT Norman W. Alpert	Director	September 15, 2004

/s/ JOSEPH H. GLEBERMAN Joseph H. Gleberman	Director	September 15, 2004

/s/ JEFFREY M. BUCHER Jeffrey M. Bucher	Director	September 15, 2004

/s/ KENNETH J. O’KEEFE Kenneth J. O’Keefe	Director	September 15, 2004

/s/ ROBERT J. MERRICK Robert J. Merrick	Director	September 15, 2004

/s/ MICHAEL A. PRUZAN Michael A. Pruzan	Director	September 15, 2004

/s/ KIM D. KELLY Kim D. Kelly	Director	September 15, 2004

Exhibit Index

Exhibit No.	Description
2(l)	Opinion and Consent of Sutherland Asbill & Brennan LLP.

2(n)	Consent of Ernst & Young LLP.